Commodity Derivatives - Schedule of Derivatives Included in the Accompanying Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Gross fair value [Member]
Commodity derivatives:
Short-term derivative asset	$ 63,334	$ 151,303
Long-term derivative asset
Short-term derivative liability		(44,906)
Long-term derivative liability
Amounts netted [Member]
Commodity derivatives:
Short-term derivative asset		(44,906)
Long-term derivative asset
Short-term derivative liability		44,906
Long-term derivative liability
Net fair value [Member]
Commodity derivatives:
Short-term derivative asset	63,334	106,397
Long-term derivative asset
Short-term derivative liability
Long-term derivative liability
Total derivative asset (liability)	$ 63,334	$ 106,397